SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Disclosure of detailed information about number and weighted average exercise prices of stock options [Table Text Block]
	Weighted average exercise price (C$)	Number outstanding
As at December 31, 2021	$6.81	2,833,438
Granted	5.98	605,000
Exercised (1)	2.20	(479,536)
Forfeited	9.94	(140,000)
As at December 31, 2022	$7.26	2,818,902
Granted	4.05	922,500
Issued as part of Nova Transaction (Note 4)	6.10	2,013,118
Exercised (1)	2.91	(779,527)
Expired	11.73	(60,000)
Forfeited	5.98	(80,000)
As at December 31, 2023	$6.83	4,834,993

(1) During the year ended December 31, 2023, 581,226 stock options were exercised on a net exercise basis with a total of 264,988 Common Shares issued for the exercise (2022 - 282,250 and 183,170, respectively).

Disclosure of detailed information about pricing model with weighted average assumptions for share option granted [Table Text Block]
	Year ended December 31,
	2023	2022
Risk free interest rate	3.71%	3.22%
Expected dividend yield	0%	0%
Expected stock price volatility	53%	59%
Expected life in years	3.25	3.25
Forfeiture rate	0%	0%

Disclosure of detailed information about range of exercise prices of outstanding share options [Table Text Block]
	Exercise
	price	Number	Number
Expiry date	(C$)	outstanding	exercisable
January 4, 2024	$3.24	65,625	65,625
March 1, 2024	$0.70	103,571	103,571
December 1, 2024	$13.19	53,100	53,100
December 1, 2024	$9.17	736,200	736,200
December 1, 2024	$4.33	639,000	639,000
December 1, 2024	$4.12	481,247	481,247
January 15, 2025	$7.66	518,750	518,750
November 6, 2025	$12.85	390,000	390,000
April 27, 2026	$11.73	400,000	400,000
August 16, 2027	$5.98	525,000	277,500
December 28, 2028	$4.05	922,500	-
		4,834,993	3,664,993

Disclosure of detailed information about number and weighted average exercise prices of Restricted share units [Table Text Block]
Number
outstanding
As at December 31, 2021	438,000
Granted	437,554
Settled	(131,500)
Forfeited	(22,500)
As at December 31, 2022	721,554
Granted	587,500
Settled	(270,704)
Forfeited	(60,000)
As at December 31, 2023	978,350